Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Basis Of Presentation and General Information and Significant Accounting Policies [Abstract]
Significant Accounting Policies
2. Significant Accounting policies:

A discussion of the Company’s significant accounting policies can be found in the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011.

Recent Accounting Standards Updates:

ASU 2011-04: In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820)-Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs). ASU 2011-04 amends ASC 820 to clarify the Board’s intent about the application of existing fair value measurement and disclosure requirements. It also changes particular principles or requirements for measuring fair value or for disclosing information about fair value measurement. The guidance in the ASU is effective for the first reporting period (including interim periods) beginning after December 15, 2011. The provisions of ASU 2011-04 did not have a material impact on the Company’s consolidated financial statements.

ASU 2011-05: In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under the amendments to Topic 220, Comprehensive Income, in this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU is effective for the fiscal years beginning after December 15, 2011. The Company follows the provisions of ASC 220, “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The provisions of ASU 2011-05 are not expected to have an impact on the Company’s consolidated financial statements. In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities”. The objective of this update is to provide enhanced disclosures that will enable financial statements’ users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standard Update No 2011-05”. The amendments in this ASU supersede certain pending paragraphs in ASU 2011-05, to effectively defer the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies are still required to present reclassifications out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements.